Capital Stock and Reverse Stock Split (Details Narrative) - USD ($)									1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 28, 2019	Oct. 15, 2019	May 21, 2019	Apr. 16, 2019	Feb. 07, 2019	Feb. 06, 2019	Jan. 15, 2019	Jan. 26, 2018	Aug. 31, 2019	Jun. 30, 2018	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 27, 2019	Oct. 14, 2019	Jun. 21, 2019	Sep. 30, 2018	Dec. 31, 2016
Common stock, par value											$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized											60,000,000		60,000,000	60,000,000	8,888,000,000			8,888,000,000
Increased in common stock shares authorized											15,000,000,000		15,000,000,000
Common stock, shares issued											9,946,921		9,946,921	6,816,281	3,947,676,982				4,447,676,982
Common stock, shares outstanding											9,946,921		9,946,921	6,816,281	3,947,676,982				4,447,676,982
Preferred stock, shares issued											1,334		1,334	1,334	1,000,000
Preferred stock, shares outstanding											1,334		1,334	1,334	1,000,000
Preferred stock, shares authorized											337,500		337,500	337,500	50,000,000
Preferred stock, par value											$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock voting rights													All shares have equal voting rights, are non-assessable, and have one vote per share.	All shares have equal voting rights, are non-assessable, and have one vote per share.
Stock issued restriced shares
Warrants exercisable											1,873,684		1,873,684	67,204
Warrants weighted average exercise price											$ 0.49		$ 0.49	$ 2.25
Omnibus Stock Incentive Plan [Member]
Stock issued restricted shares subscriptions									236,681
Promissory Note [Member]
Debt converted of common stock, shares			800,000	533,333	533,333		133,333
Debt converted into common stock, amount			$ 30,000	$ 20,000	$ 20,000		$ 5,000
Stock issued restriced shares						$ 557,936
Stock issued restricted shares subscriptions						500,000
Number of warrants to acquire common stock						291,219
Warrants term						5 years
Warrant strike price per share						$ 2.18
Mr. Remillard [Member]
Number of shares issued for the period										133,333
Additional estimated shares										133,333
Myriad Software Productions, LLC [Member] | Mr. Remillard [Member]
Number of shares issued for the period								1,600,000
Series A Preferred Stock [Member]
Preferred stock, shares issued											1,334		1,334	1,000,000	1,000,000				1,334	1,000,000
Preferred stock, shares outstanding											1,334		1,334	1,000,000	1,000,000				1,334	1,000,000
Preferred stock, shares authorized														1,000,000	1,000,000
Preferred stock, designated shares											337,500		337,500
Debt converted of common stock, shares													1,000	1,000	1,000
Preferred stock voting rights													Entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 15,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.	Entitled to vote 1,000 shares of common stock on all matters submitted to a vote by shareholders voting common stock.
Series A Preferred Stock Two [Member]
Debt converted of common stock, shares													1,000
Preferred stock voting rights													Entitled to vote 15,000 shares of common stock
Common Stock [Member]
Number of shares issued for the period												557,942
Stock issued restriced shares											$ 237
Stock issued restricted shares subscriptions											236,681
Convertible Preferred Series A [Member]
Number of shares issued for the period
Stock issued restriced shares
Stock issued restricted shares subscriptions
Warrant [Member]
Warrant exercisable into shares of common stock											9,946,921		9,946,921
Warrants term											5 years		5 years
Increase in warrants													1,256,002
Warrants exercisable											1,873,684		1,873,684
Warrants weighted average exercise price											$ 0.49		$ 0.49
Warrant [Member] | Minimum [Member]
Warrant strike price per share											0.53		0.53
Warrant [Member] | Maximum [Member]
Warrant strike price per share											$ 2.25		$ 2.25
Subsequent Event [Member]
Common stock, par value	$ 0.001																$ 0.001
Common stock, shares authorized	60,000,000
Reverse stock split		Common stock and preferred stock in a ratio of 1-for-750
Common stock, shares issued	9,710,239															7,282,678,714	7,282,678,714
Common stock, shares outstanding	9,710,239															7,282,678,714	7,282,678,714
Preferred stock, shares issued	1,334															1,000,000	1,000,000
Preferred stock, shares outstanding	1,334															1,000,000	1,000,000
Preferred stock, shares authorized	337,500
Preferred stock, par value	$ 0.001
Subsequent Event [Member] | Common Stock [Member]
Adjustment to additional paid in capital	$ 7,451,243
Subsequent Event [Member] | Convertible Preferred Series A [Member]
Adjustment to additional paid in capital	$ 5,106,394